                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT VA-1

                                    JUNE 30, 1998
                                  SEMI-ANNUAL REPORT

                            SEPARATE ACCOUNT VA-1 FUNDING
                               THE CHAIRMAN-Trade Mark-
                   COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                             PRINCIPAL OFFICE LOCATED AT:
                                  #1 Franklin Square
                             Springfield, Illinois  62713


                        Semi-Annual Report Dated June 30, 1998

--------------------------------------------------------------------------------

                                    JUNE 30, 1998

                                 SEMI-ANNUAL REPORTS

                           VARIABLE INSURANCE PRODUCTS FUND


                         VARIABLE INSURANCE PRODUCTS FUND II

                PRINCIPAL OFFICE OF BOTH FIDELITY FUNDS LOCATED AT:
                                82 Devonshire Street
                            Boston, Massachusetts 02109

                            MFS VARIABLE INSURANCE TRUST

                            PRINCIPAL OFFICE LOCATED AT:
                                500 Boylston Street
                            Boston, Massachusetts  02116

                      SEMI-ANNUAL REPORTS DATED JUNE 30, 1998

The Semi-Annual Report of Separate Account VA-1 is prepared and provided by The American Franklin Life Insurance Company. The Semi-Annual Reports of the Variable Insurance Products Fund and the Variable Insurance Products Fund II are prepared by Fidelity Investments. The Semi-Annual Report of MFS Variable Insurance Trust is prepared by MFS Investment Management.

--------------------------------------------------------------------------------
This Semi-Annual Report is not to be construed as an offering for sale of any American Franklin Life contract. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS
JUNE 30, 1998
(UNAUDITED)



                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                                 -------------------------------------------------------------------------------
                                                     VIP              VIP                                               VIP
                                                    MONEY            EQUITY-           VIP              VIP             HIGH
                                                    MARKET           INCOME           GROWTH          OVERSEAS         INCOME
ASSETS                                             DIVISION         DIVISION         DIVISION         DIVISION        DIVISION
                                                 -------------------------------------------------------------------------------
Investments in Funds at fair value:
(cost: see below)                                $ 4,734,569    $  13,216,155    $   9,885,587    $   1,801,364    $   2,416,872
Dividends receivable                                  18,679                -                -                -                -
Due from (to) general account                            547            1,521            1,137                -              278
                                                 -------------------------------------------------------------------------------

NET ASSETS                                       $ 4,753,795    $  13,217,676    $   9,886,724    $   1,801,364    $   2,417,150
                                                 -------------------------------------------------------------------------------


Unit value, at June 30, 1998                     $      5.24    $        6.68    $        6.82    $        6.34    $        6.11
                                                 -------------------------------------------------------------------------------

Units outstanding, at June 30, 1998                  907,567        1,978,841        1,449,987          284,034          395,394
                                                 -------------------------------------------------------------------------------

Cost of investments                              $ 4,734,569    $  12,639,898    $   9,364,126    $   1,759,285    $   2,480,346
                                                 -------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998
(UNAUDITED)


                                                                VARIABLE INSURANCE PRODUCTS FUND II
                                                 ----------------------------------------------------------------
                                                     VIPII          VIPII            VIPII              VIPII            MFS
                                                  INVESTMENT        ASSET            INDEX             CONTRA-        EMERGING
                                                  GRADE BOND       MANAGER            500               FUND           GROWTH
ASSETS                                             DIVISION        DIVISION         DIVISION          DIVISION        DIVISION
                                                 -------------------------------------------------------------------------------
Investments in Funds at fair value:
(cost: see below)                                $ 1,427,386    $   3,481,566    $  13,655,694    $   6,275,134    $   6,245,439

Dividends receivable                                       -                -                -                -                -
Due from (to) general account                           (320)             401            1,571              722              719
                                                 -------------------------------------------------------------------------------

NET ASSETS                                       $ 1,427,066    $   3,481,967    $  13,657,265    $   6,275,856    $   6,246,158
                                                 -------------------------------------------------------------------------------


Unit value, at June 30, 1998                     $      5.49    $        6.33    $        7.36    $        6.85    $        6.82
                                                 -------------------------------------------------------------------------------

Units outstanding, at June 30, 1998                  259,956          549,668        1,854,440          916,723          915,247
                                                 -------------------------------------------------------------------------------

Cost of investments                              $ 1,413,732    $   3,474,324    $  12,422,651    $   5,809,325    $   5,557,306
                                                 -------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1998
(UNAUDITED)


                                                                           MFS VARIABLE INSURANCE TRUST
                                                 -------------------------------------------------------------------------------
                                                                      MFS
                                                     MFS            GROWTH            MFS               MFS             MFS
                                                   RESEARCH       WITH INCOME     TOTAL RETURN       UTILITIES         VALUE
ASSETS                                             DIVISION        DIVISION         DIVISION         DIVISION         DIVISION
                                                 -------------------------------------------------------------------------------
Investments in Funds at fair value:
(cost: see below)                                $ 9,997,000    $   4,534,987    $   8,652,832    $   2,780,055    $   2,274,556
Dividends receivable                                       -                -                -                -                -
Due from (to) general account                          1,150              522              996              320              261
                                                 -------------------------------------------------------------------------------

NET ASSETS                                       $ 9,998,150    $   4,535,509    $   8,653,828    $   2,780,375    $   2,274,817
                                                 -------------------------------------------------------------------------------


Unit value, at June 30, 1998                     $      6.72    $        7.15    $        6.25    $        6.67    $        7.21
                                                 -------------------------------------------------------------------------------

Units outstanding, at June 30, 1998                1,486,917          634,033        1,383,929          416,939          315,357
                                                 -------------------------------------------------------------------------------

Cost of investments                              $ 9,023,537    $   4,154,906    $   8,273,657    $   2,691,847    $   2,145,908
                                                 -------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)


                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                                 -------------------------------------------------------------------------------
                                                     VIP             VIP                                                VIP
                                                    MONEY           EQUITY-           VIP              VIP              HIGH
                                                    MARKET          INCOME           GROWTH          OVERSEAS          INCOME
                                                   DIVISION        DIVISION         DIVISION         DIVISION         DIVISION
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
    Dividends                                    $    82,284    $      96,737    $      27,383    $      22,675    $      94,119
    Capital Gains                                          -          344,271          716,274           66,830           59,805
Expenses
     Mortality and expense risk charge                20,412           60,118           45,341            9,841           11,828
                                                 -------------------------------------------------------------------------------
Net investment income (expense)                       61,872          380,890          698,316           79,664          142,096

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
        Net realized gain                                  -            5,933            6,092            8,563            5,871
        Net unrealized appreciation
            (depreciation)
            Beginning of period                            -          181,643           (7,936)         (47,635)          42,794

            End of period                                  -          576,257          521,461           42,079          (63,474)
                                                 -------------------------------------------------------------------------------

Net change in unrealized appreciation
    (depreciation) during the period                       -          394,614          529,397           89,714         (106,268)
                                                 -------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
     investments                                           -          400,547          535,489           98,277         (100,397)
                                                 -------------------------------------------------------------------------------
Net increase (decrease) in net assets
     resulting from operations                   $    61,872    $     781,437    $   1,233,805    $     177,941    $      41,699
                                                 -------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)


                                                                VARIABLE INSURANCE PRODUCTS FUND II
                                                 ----------------------------------------------------------------
                                                     VIPII          VIPII            VIPII              VIPII            MFS
                                                  INVESTMENT        ASSET            INDEX             CONTRA-        EMERGING
                                                  GRADE BOND       MANAGER            500               FUND           GROWTH
                                                   DIVISION        DIVISION         DIVISION          DIVISION        DIVISION
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
         Dividends                               $    23,299    $      57,958    $      63,920    $      22,244    $           -
         Capital Gains                                 2,764          173,875          148,050          163,653           35,970
Expenses
        Mortality and expense risk charge              5,035           15,491           54,890           27,934           24,971
                                                 -------------------------------------------------------------------------------
Net investment income (expense)                       21,028          216,342          157,080          157,963           10,999

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
   Net realized gain                                   1,332            5,028            1,259           15,505            6,756
   Net unrealized appreciation (depreciation)
            Beginning of period                       10,658           38,856          146,733           12,404             (379)

            End of period                             13,654            7,242        1,233,043          465,809          688,133
                                                 -------------------------------------------------------------------------------

Net change in unrealized appreciation
   (depreciation) during the period                    2,996          (31,614)       1,086,310          453,405          688,512
                                                 -------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                         4,328          (26,586)       1,087,569          468,910          695,268
                                                 -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     $    25,356    $     189,756    $   1,244,649    $     626,873    $     706,267
                                                 -------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)


                                                                           MFS VARIABLE INSURANCE TRUST
                                                 -------------------------------------------------------------------------------
                                                                      MFS
                                                     MFS            GROWTH            MFS               MFS             MFS
                                                   RESEARCH       WITH INCOME     TOTAL RETURN       UTILITIES         VALUE
                                                   DIVISION        DIVISION         DIVISION         DIVISION         DIVISION
                                                 -------------------------------------------------------------------------------

NET INVESTMENT INCOME (EXPENSE)
Income
      Dividends                                  $    12,306    $           -    $      89,940    $      20,082    $           -
      Capital Gains                                  161,384                -          105,751           91,306                -
Expenses
     Mortality and expense risk charge                45,780           17,707           37,970           10,099            8,883
                                                 -------------------------------------------------------------------------------
Net investment income (expense)                      127,910          (17,707)         157,721          101,289           (8,883)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
     Net realized gain                                 3,089           10,051           33,387            4,032            3,609
     Net unrealized appreciation (depreciation)
            Beginning of period                       13,147            9,772          131,700           70,551          (65,257)

            End of period                            973,463          380,081          379,175           88,208          128,648
                                                 -------------------------------------------------------------------------------

Net change in unrealized appreciation
    (depreciation) during the period                 960,316          370,309          247,475           17,657          193,905
                                                 -------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
     investments                                     963,405          380,360          280,862           21,689          197,514
                                                 -------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
     from operations                             $ 1,091,315    $     362,653    $     438,583    $     122,978    $     188,631
                                                 -------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)


                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                                 -------------------------------------------------------------------------------
                                                     VIP             VIP                                                VIP
                                                    MONEY           EQUITY-           VIP              VIP              HIGH
                                                    MARKET          INCOME           GROWTH          OVERSEAS          INCOME
                                                   DIVISION        DIVISION         DIVISION         DIVISION         DIVISION
                                                 -------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)          $    61,872    $     380,890    $     698,316    $      79,664    $     142,096
        Net realized gain on investments                   -            5,933            6,092            8,563            5,871
        Net change in unrealized appreciation
            (depreciation)  on investments                 -          394,614          529,397           89,714         (106,268)
                                                 -------------------------------------------------------------------------------
Net increase (decrease) in net assets from
       operations                                     61,872          781,437        1,233,805          177,941           41,699
FROM CONTRACT RELATED TRANSACTIONS:
        Net contract purchase payments             4,249,858        6,671,330        4,433,275          640,005        1,140,839
        Withdrawals                                  (24,646)        (137,052)        (129,349)          (5,665)          (9,904)
        Transfers between Separate Account
            VA-1 divisions, net                   (1,667,333)         241,819           79,763          (85,670)         147,679
                                                 -------------------------------------------------------------------------------
Net increase in net assets from contract

    related transactions                           2,557,879        6,776,097        4,383,689          548,670        1,278,614
                                                 -------------------------------------------------------------------------------
Increase in net assets                             2,619,751        7,557,534        5,617,494          726,611        1,320,313
Net assets, beginning of period                    2,134,044        5,660,142        4,269,230        1,074,753        1,096,837
                                                 -------------------------------------------------------------------------------
Net assets, end of period                        $ 4,753,795    $  13,217,676    $   9,886,724    $   1,801,364    $   2,417,150
                                                 -------------------------------------------------------------------------------

FOR THE PERIOD ENDED DECEMBER 31, 1997
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)          $    33,936    $     (21,790)   $     (14,200)   $      (5,551)   $      (4,705)
        Net realized gain on investments                   -            7,054           19,623            4,079            1,744
        Net change in unrealized appreciation
            (depreciation) on investments                  -          181,643           (7,936)         (47,635)          42,794
                                                 -------------------------------------------------------------------------------
Net increase (decrease) in net assets from
        operations                                    33,936          166,907           (2,513)         (49,107)          39,833
FROM CONTRACT RELATED TRANSACTIONS:
        Net contract purchase payments             3,051,376        5,425,325        4,237,375        1,070,074        1,058,464
        Withdrawals                                   (6,825)         (47,105)         (25,073)          (1,162)            (500)
        Transfers between Separate Account

            VA-1 divisions, net                     (944,443)         115,015           59,441           54,948             (960
                                                 -------------------------------------------------------------------------------)
Net increase in net assets from contract

        related transactions                       2,100,108        5,493,235        4,271,743        1,123,860        1,057,004
                                                 -------------------------------------------------------------------------------
Increase in net assets                             2,134,044        5,660,142        4,269,230        1,074,753        1,096,837
Net assets, beginning of period                            -                -                -                -                -
                                                 -------------------------------------------------------------------------------
Net assets, end of period                        $ 2,134,044    $   5,660,142    $   4,269,230    $   1,074,753     $  1,096,837
                                                 -------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)


                                                                VARIABLE INSURANCE PRODUCTS FUND II
                                                 ------------------------------------------------------------------
                                                     VIPII          VIPII            VIPII              VIPII            MFS
                                                  INVESTMENT        ASSET            INDEX             CONTRA-        EMERGING
                                                  GRADE BOND       MANAGER            500               FUND           GROWTH
                                                   DIVISION        DIVISION         DIVISION          DIVISION        DIVISION
                                                 -------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)          $    21,028    $     216,342    $     157,080    $     157,963    $      10,999
        Net realized gain on investments               1,332            5,028            1,259           15,505            6,756
        Net change in unrealized appreciation
            (depreciation) on investments              2,996          (31,614)       1,086,310          453,405          688,512
                                                 -------------------------------------------------------------------------------
Net increase (decrease) in net assets from
        operations                                    25,356          189,756        1,244,649          626,873          706,267
FROM CONTRACT RELATED TRANSACTIONS:
        Net contract purchase payments               999,735        1,982,000        7,995,476        3,147,061        3,318,506
        Withdrawals                                  (13,733)         (32,596)         (87,596)         (63,555)         (31,967)
        Transfers between Separate Account
            VA-1 divisions, net                       32,704           21,549          279,368           39,263          145,759
                                                 -------------------------------------------------------------------------------
Net increase in net assets from contract
        related transactions                       1,018,706        1,970,953        8,187,248        3,122,769        3,432,298

                                                 -------------------------------------------------------------------------------
Increase in net assets                             1,044,062        2,160,709        9,431,897        3,749,642        4,138,565
Net assets, beginning of period                      383,004        1,321,258        4,225,368        2,526,214        2,107,593
                                                 -------------------------------------------------------------------------------
Net assets, end of period                        $ 1,427,066    $   3,481,967    $  13,657,265    $   6,275,856    $   6,246,158
                                                 -------------------------------------------------------------------------------

FOR THE PERIOD ENDED DECEMBER 31, 1997
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)          $    (1,400)   $      (5,278)   $     (16,370)   $      (9,586)   $     (11,724)
        Net realized gain on investments                 146            4,336           14,060           14,623           21,859
        Net change in unrealized appreciation
            (depreciation) on investments             10,658           38,856          146,733           12,404             (379)
                                                 -------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                          9,404           37,914          144,423           17,441            9,756
FROM CONTRACT RELATED TRANSACTIONS:
        Net contract purchase payments               357,852        1,306,246        3,951,222        2,432,361        2,064,214
        Withdrawals                                     (312)            (846)         (15,675)          (6,995)          (6,359)
        Transfers between Separate Account
            VA-1 divisions, net                       16,060          (22,056)         145,398           83,407           39,982
                                                 -------------------------------------------------------------------------------
Net increase in net assets from contract
        related transactions                         373,600        1,283,344        4,080,945        2,508,773        2,097,837
                                                 -------------------------------------------------------------------------------
Increase in net assets                               383,004        1,321,258        4,225,368        2,526,214        2,107,593
Net assets, beginning of period                            -                -                -                -                -
                                                 -------------------------------------------------------------------------------
Net assets, end of period                        $   383,004    $   1,321,258    $   4,225,368    $   2,526,214    $   2,107,593
                                                 -------------------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)


                                                                           MFS VARIABLE INSURANCE TRUST
                                                 -------------------------------------------------------------------------------
                                                                      MFS             MFS
                                                     MFS            GROWTH           TOTAL             MFS             MFS
                                                   RESEARCH       WITH INCOME        RETURN         UTILITIES         VALUE
                                                   DIVISION        DIVISION         DIVISION         DIVISION         DIVISION
                                                 -------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)               $   127,910    $     (17,707)   $     157,721    $     101,289    $      (8,883)
   Net realized gain on investments                    3,089           10,051           33,387            4,032            3,609
   Net change in unrealized appreciation
      (depreciation)  on investments                 960,316          370,309          247,475           17,657          193,905
                                                 -------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                     1,091,315          362,653           438,583          122,978          188,631
FROM CONTRACT RELATED TRANSACTIONS:
   Net contract purchase payments                  4,511,192        2,662,540        4,698,178        1,550,694        1,288,344
   Withdrawals                                      (110,235)         (44,117)        (107,899)         (44,640)          (9,622)
   Transfers between Separate Account
      VA-1 divisions, net                            123,821          164,023           35,296          239,096          202,862
                                                 -------------------------------------------------------------------------------
Net increase in net assets from contract
      related transactions                         4,524,778        2,782,446        4,625,575        1,745,150        1,481,584
                                                 -------------------------------------------------------------------------------
Increase in net assets                             5,616,093        3,145,099        5,064,158        1,868,128        1,670,215
Net assets, beginning of period                    4,382,057        1,390,410        3,589,670          912,247          604,602
                                                 -------------------------------------------------------------------------------
Net assets, end of period                        $ 9,998,150    $   4,535,509    $   8,653,828    $   2,780,375    $   2,274,817
                                                 -------------------------------------------------------------------------------

FOR THE PERIOD ENDED DECEMBER 31, 1997
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)               $   (20,141)   $      27,416    $     (13,566)   $      (3,183)   $      77,282
   Net realized gain on investments                    7,944            9,844           10,482              380           12,630
   Net change in unrealized appreciation
    (depreciation) on investments                     13,147            9,772          131,700           70,551          (65,257)
                                                 -------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                            950           47,032          128,616           67,748           24,655
FROM CONTRACT RELATED TRANSACTIONS:
   Net contract purchase payments                  4,376,126        1,342,706        3,492,360          844,009          540,032
   Withdrawals                                       (16,740)          (6,853)          (8,529)            (726)            (957)
   Transfers between Separate Account
       VA-1 divisions, net                            21,721            7,525          (22,777)           1,216           40,872
                                                 -------------------------------------------------------------------------------
Net increase in net assets from contract
    related transactions                           4,381,107        1,343,378        3,461,054          844,499          579,947
                                                 -------------------------------------------------------------------------------
Increase in net assets                             4,382,057        1,390,410        3,589,670          912,247          604,602
Net assets, beginning of period                            -                -                -                -                -
                                                 -------------------------------------------------------------------------------
Net assets, end of period                       $  4,382,057    $   1,390,410    $   3,589,670    $     912,247    $     604,602
                                                 -------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VA-1 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of fifteen investment divisions, was established on May 22, 1996 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds, sponsored by Fidelity Investments (Variable Insurance Products Fund and Variable Insurance Products Fund II) and MFS Investment Management (MFS Variable Insurance Trust) (Funds). The Money Market, Equity-Income, Growth, Overseas, and High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the Investment Grade Bond, Asset Manager, Index 500, and Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Value Divisions of the Account are invested in shares of a corresponding Portfolio of MFS Variable Insurance Trust. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on February 28, 1997. The accumulation unit value for each division was $5 at the inception of the account.

     The Account was established by American Franklin to support the operations of American Franklin's The Chairman-TM- Combination Fixed and Variable
     Annuity Contracts (the Contracts).   American Franklin currently has
     obtained the necessary state insurance department approvals for the sale of the Contracts in 38 states.

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Contracts. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business American Franklin may conduct.

     The net assets of the Account may not be less than the reserves applicable to the Contracts. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Contracts to American Franklin's Fixed Account. Additional assets are set aside in American Franklin's General Account to provide for other contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of the Account are as follows:

     Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date.
     Dividends are recorded as received. Realized gains and losses on sales of the Funds' shares are determined based on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Contracts, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains of the Account on assets held in the Account. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1998

3.   SALES AND ADMINISTRATIVE CHARGES

     Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium or purchase payment. Other jurisdictions assess a premium tax at the point of annuitization. The balance of a purchase payment remaining after any such deduction is placed by American Franklin in an account established for each contractowner. Each year American Franklin makes a charge of $30 against each contractowner's account for administrative expenses. This annual fee is currently waived if cumulative purchase payments are at least $75,000. In addition, American Franklin will make charges for a transfer between investment divisions in any contract year in which twelve transfers have already been made ($25 for each additional transfer in a given contract year). American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of 1.40% of the Account's average daily net asset value to cover these risks and to offset other administrative expenses not covered by the annual contract fee. The total charges paid by the Account to American Franklin were $420,800 for the six months ended June 30, 1998.

     American Franklin will impose a surrender charge on the amount of each purchase payment that is withdrawn during the first seven years after it was received, unless the withdrawal is exempt from the surrender charge. The maximum surrender charge is 6% of purchase payments withdrawn during the first two years after they were received; the percentage declines depending on how many years have passed since the withdrawn purchase payment was made and is eliminated after the seventh year.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1998

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS
     Unit value information and a summary of changes in outstanding units is shown below:

SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)


                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                                 -------------------------------------------------------------------------------
                                                     VIP             VIP                                                VIP
                                                    MONEY           EQUITY-           VIP              VIP              HIGH
                                                    MARKET          INCOME           GROWTH          OVERSEAS          INCOME
                                                   DIVISION        DIVISION         DIVISION         DIVISION         DIVISION
                                                 -------------------------------------------------------------------------------
Unit value, beginning of period                  $      5.14    $        5.99    $        5.65    $        5.54    $       5.89
                                                 -------------------------------------------------------------------------------
Unit value, end of period                        $      5.24    $        6.68    $        6.82    $        6.34    $       6.11
                                                 -------------------------------------------------------------------------------

Number of units outstanding,
  beginning of period                                415,509          945,566          755,694          193,892         186,285

Net contract purchase payments                       817,139        1,016,960          701,689          103,388          186,315

Transfers for contract related
  transactions                                        (4,940)         (20,775)         (20,015)            (894)          (1,617)

Transfers between Separate Account
 VA-1 divisions, net                                (320,141)          37,090           12,619          (12,352)          24,411
                                                 -------------------------------------------------------------------------------
Number of units outstanding,
    end of period                                    907,567        1,978,841        1,449,987          284,034          395,394
                                                 -------------------------------------------------------------------------------
                                                                VARIABLE INSURANCE PRODUCTS FUND II
                                                 --------------------------------------------------------------
                                                     VIPII          VIPII            VIPII              VIPII            MFS
                                                  INVESTMENT        ASSET            INDEX             CONTRA-        EMERGING
                                                  GRADE BOND       MANAGER            500               FUND           GROWTH
                                                   DIVISION        DIVISION         DIVISION          DIVISION        DIVISION
                                                 -------------------------------------------------------------------------------
Unit value, beginning of period                  $      5.32    $        5.78    $        6.21    $        5.83      $      5.50
                                                 -------------------------------------------------------------------------------
Unit value, end of period                        $      5.49    $        6.33    $        7.36    $        6.85      $      6.82
                                                 -------------------------------------------------------------------------------

Number of units outstanding,
  beginning of period                                 71,989          228,526          680,587          433,486          383,222

Net contract purchase payments                       184,359          322,786        1,145,847          486,625          514,446

Transfers for contract related
  transactions                                        (2,486)          (5,215)         (12,553)          (9,817)          (5,018)

Transfers between Separate Account
    VA-1 divisions, net                                6,094            3,571           40,559            6,429           22,597
                                                 -------------------------------------------------------------------------------
Number of units outstanding,
   end of period                                     259,956          549,668        1,854,440          916,723          915,247
                                                 -------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1998

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS
     Unit value information and a summary of changes in outstanding units is shown below:

SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)


                                                                           MFS VARIABLE INSURANCE TRUST
                                                 -------------------------------------------------------------------------------
                                                                      MFS             MFS
                                                     MFS            GROWTH           TOTAL             MFS             MFS
                                                   RESEARCH       WITH INCOME        RETURN         UTILITIES         VALUE
                                                   DIVISION        DIVISION         DIVISION         DIVISION         DIVISION
                                                 -------------------------------------------------------------------------------
Unit value, beginning of period                  $      5.61    $        6.09    $        5.73    $        6.01    $        5.99
                                                 -------------------------------------------------------------------------------
Unit value, end of period                        $      6.72    $        7.15    $        6.25    $        6.67    $        7.21
                                                 -------------------------------------------------------------------------------
Number of units outstanding,
  beginning of period                                780,716          228,416          626,024          151,829          100,943

Net contract purchase payments                       703,370          388,099          768,686          236,251          187,561

Transfers for contract related
  transactions                                       (17,112)          (6,650)         (16,992)          (6,764)          (1,447)

Transfers between Separate Account
    VA-1 divisions, net                               19,943           24,168            6,211           35,623           28,300
                                                 -------------------------------------------------------------------------------
Number of units outstanding,
   end of period                                  1,486,917           634,033        1,383,929          416,939          315,357
                                                 -------------------------------------------------------------------------------



5.   REMUNERATION OF MANAGEMENT
     The Account incurs no liability or expense for remuneration to directors, members of advisory boards,officers or any other person who might provide a service for the Account, except as described in Note 3.